Employee Postretirement Benefits (Gross Benefit Payments) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Defined Benefit Pension Plans
2025	$ 176
2026	179
2027	178
2028	177
2029	174
2030-2034	848
Other Postretirement Benefit Plans
2025	53
2026	55
2027	54
2028	52
2029	50
2030-2034	$ 218